Investment Objectives and Goals	Oct. 29, 2024
abrdn Focused U.S. Small Cap Active ETF | abrdn Focused U.S. Small Cap Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	abrdn Focused U.S. Small Cap Active ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn Focused U.S. Small Cap Active ETF (the “Focused U.S. Small Cap Active ETF” or the “Fund”) seeks long-term capital appreciation.
abrdn Emerging Markets Dividend Active ETF | abrdn Emerging Markets Dividend Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	abrdn Emerging Markets Dividend Active ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The abrdn Emerging Markets Dividend Active ETF (the “Emerging Markets Dividend Active ETF” or the “Fund”) seeks total return consisting of income and long-term capital appreciation.